UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

REYNDERS, MCVEIGH
CORE EQUITY FUND

Institutional Shares – ESGEX

Semi-Annual Report
July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 950-6868 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 950-6868. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Reynders, McVeigh Capital Management, LLC
121 High Street, 4th Floor
Boston, MA 02110
(800) 950-6868

Portfolio Managers’ Letter to Shareholders (Unaudited)

“First they ignore you, then they laugh at you, then they fight you, then you win.”

—Gandhi

Welcome to the initial shareholder letter for the Reynders, McVeigh Core Equity Fund. We are excited to launch this Fund as it provides the opportunity to share our principles of investing with the public. One principle is that companies that are financially strong and consistently increase the dividend provide the foundation of an investment portfolio. Another principle is that companies with innovative technology can disrupt industries, while benefitting both shareholders and society. One more principle is that the analysis of a company’s environmental, social, and governance (ESG) attributes is crucial in our efforts to gain a deeper understanding of liabilities that can impact operating performance.

Since the founding of Reynders, McVeigh Capital Management in 2005, our firm has worked to show that the integration of ESG values with disciplined financial research can provide good long-term performance. While this strategy was first ignored and then ridiculed by the media, our firm now finds that it is being accepted as a winning strategy.

Our firm’s approach to ESG investing excludes certain sectors such as firearms, fossil fuel, and tobacco. However, our belief is that simply excluding certain industries does not earn the right to identify as socially conscious. Rather, it is important to analyze each company and understand if there are ESG qualities. One of the Fund’s largest holdings is DSM, a Dutch company featured prominently in Fortune Magazine’s Change the World issue. DSM has gained recognition for contributing positively to society, from the development of recyclable carpets to opening factories in Africa and employing local farmers.

The focus on ESG has led to the Reynders, McVeigh Core Equity Fund holding numerous investments that may not be household names. Holdings include Novozymes, whose enzymes allowed its customers to reduce CO2 emissions by 76 million metric tons last year (the equivalent of taking 32 million cars off the road), Ormat (the largest operator of geothermal power plants in the United States), Orsted (the world’s largest operator of offshore wind farms), and Vestas (the leading manufacturer of wind turbines). Another investment worth mentioning is ShotSpotter, which uses acoustic sensors to immediately identify gun fire and alert authorities. Reynders, McVeigh is hopeful this technology can help reduce the plague of gun violence facing our country. Eddie Johnson, the Superintendent of Chicago Police, said “ShotSpotter has proven to be a key element of our gun violence reduction strategy.”

The U.S. stock market increased in the first half of 2019, as the country’s GDP continued to grow, and unemployment remained low. From the Fund’s inception on March 29th through July 31st, the Reynders, McVeigh Core Equity Fund returned 4.6% compared to 4.5% for the MSCI World Index, the Fund’s benchmark. While pleased with this performance, our firm is cognizant that continued trade tension with China and the flat yield curve could signal tougher times ahead.

Portfolio Managers’ Letter to Shareholders (Unaudited) (continued)

The largest gains in the Fund were attributable to Teladoc, MarketAxess, and Mastercard. The laggards were American Eagle, Rockwell Automation, and BillerudKorsnas. Our firm notes that a name such as Mastercard might not resonate with the general public as having ESG qualities. However, carrying plastic instead of cash deters criminals and helps prevent merchants from losing money due to employee theft.

There are those who believe card transactions burden merchants with high fees. A recent analysis by Bloomberg said card networks, like Mastercard, keep only 0.13% of each transaction. Most of the fees go to the banks which sponsor the cards.

The Fund is intentionally weighted heavily in technology stocks, under the premise that society’s technological advancements are growing exponentially. The future could bring driverless cars, increased automation, and lightning fast wireless networks. The Fund is also weighted heavily in health care due to the aging population. However, the Fund is not invested heavily in traditional pharmaceutical companies. Our Firm shares in the concern that drug prices in the United States need to be examined.

Our fund launched on March 29th, within the six-month period covered by this inaugural report. We have not made any distributions to shareholders from inception through July 31st. The portfolio positions and weightings remained fairly consistent throughout the quarter.

Reynders, McVeigh continues to search for financially sound, well-run companies that make a positive contribution to society. It is our sincere belief that these types of companies can serve as the foundation for a successful equity portfolio.

Thank you for your trust.

Patrick McVeigh
Charlton Reynders, III
Eric Shrayer, CFA, CFP®
Managers for the Reynders, McVeigh Core Equity Fund

Investment Results (Unaudited)

Average Annual Total Returns(a) as of July 31, 2019

Since Inception 03/29/2019
Reynders, McVeigh Core Equity Fund - Institutional Shares	4.60%
MSCI World Index(b)	4.52%

Expense Ratios(c)
Institutional Shares
Gross	1.44%
With Applicable Waivers	1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Reynders, McVeigh Core Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 950-6868.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b) The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratio as disclosed in the Fund’s prospectus dated December 9, 2018, is based on estimated amounts for the current fiscal year. Reynders, McVeigh Capital Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2020 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and the Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Institutional Shares Expense Ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of July 31, 2019, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

July 31, 2019

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited)

July 31, 2019

	Shares	Fair Value
COMMON STOCKS — 98.71%

Denmark — 6.73%
Health Care — 1.76%
Novo Nordisk A/S, Class B - ADR	7,369	$353,122

Industrials — 0.91%
Vestas Wind Systems A/S	2,227	181,492

Materials — 1.87%
Novozymes A/S, Class B(a)	8,204	374,513

Utilities — 2.19%
Orsted A/S(a)	4,729	438,094

Total Denmark		1,347,221

France — 1.81%
Consumer Staples — 1.81%
L’Oreal SA	1,352	362,268

Ireland — 3.13%
Consumer Staples — 3.13%
Kerry Group plc	5,244	625,627

Japan — 2.65%
Consumer Discretionary — 2.65%
Panasonic Corporation - ADR	63,886	530,254

Netherlands — 3.85%
Materials — 3.85%
Koninklijke DSM N.V.	6,125	771,259

Norway — 1.74%
Industrials — 1.74%
Tomra Systems ASA	11,791	348,542

Sweden — 1.82%
Materials — 1.82%
BillerudKorsnas AB(a)	30,630	364,083

United Kingdom — 3.79%
Consumer Staples — 2.00%
Unilever plc - ADR	6,645	399,497

See accompanying notes which are an integral part of these financial statements.	5

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)

July 31, 2019

	Shares	Fair Value
COMMON STOCKS — 98.71% - continued

Information Technology — 1.79%
Halma plc	14,499	$358,495

Total United Kingdom		757,992

United States — 73.19%
Communication Services — 9.22%
Alphabet, Inc., Class C(a)	524	637,540
New York Times Company (The), Class A	11,533	411,497
Walt Disney Company (The)	5,550	793,706
		1,842,743
Consumer Discretionary — 3.68%
American Eagle Outfitters, Inc.	19,169	339,100
NIKE, Inc., Class B	4,620	397,459
		736,559
Financials — 4.01%
Amalgamated Bank, Class A	22,617	388,108
MarketAxess Holdings, Inc.	1,230	414,559
		802,667
Health Care — 16.85%
Abbott Laboratories	7,987	695,668
Becton, Dickinson and Company	2,677	676,746
Danaher Corporation	4,325	607,663
Illumina, Inc.(a)	1,184	354,466
Stryker Corporation	2,923	613,187
Teladoc Health, Inc.(a)	6,245	426,159
		3,373,889
Industrials — 8.11%
Canadian National Railway Company	7,063	668,230
Rockwell Automation, Inc.	3,526	566,910
Xylem, Inc.	4,833	388,042
		1,623,182
Information Technology — 24.30%
Analog Devices, Inc.	6,773	795,557
Apple, Inc.	1,960	417,558
Automatic Data Processing, Inc.	2,395	398,815
Fiserv, Inc.(a)	4,334	456,934
Mastercard, Inc., Class A	3,064	834,235
NVIDIA Corporation	3,581	604,186
PayPal Holdings, Inc.(a)	5,167	570,437
ShotSpotter, Inc.(a)	5,388	202,535
Xilinx, Inc.	5,091	581,443
		4,861,700

6	See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Schedule of Investments (Unaudited) (continued)

July 31, 2019

	Shares	Fair Value
COMMON STOCKS — 98.71% - continued

Materials — 3.06%
AptarGroup, Inc.	5,058	$612,119

Real Estate — 1.86%
Redfin Corporation(a)	20,684	373,139

Utilities — 2.10%
Ormat Technologies, Inc.	6,417	420,634
Total United States		14,999,754

Total Common Stocks (Cost $19,153,099)		19,753,878

MONEY MARKET FUNDS — 2.32%
Federated Treasury Obligations Fund, Institutional Class, 1.93%(b)	463,631	463,631

Total Money Market Funds (Cost $463,631)		463,631

Total Investments — 101.03% (Cost $19,616,730)		20,217,509

Liabilities in Excess of Other Assets — (1.03)%		(206,722)

NET ASSETS — 100.00%		$20,010,787

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR – American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	7

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities (Unaudited)

July 31, 2019

Assets
Investments in securities at fair value (cost $19,616,730)	$20,217,509
Dividends and interest receivable	7,519
Tax reclaims receivable	741
Deferred offering costs	18,949
Receivable from Adviser	24,425
Prepaid expenses	1,126
Total Assets	20,270,269
Liabilities
Due to custodian	9,667
Payable for investments purchased	223,868
Payable to Administrator	8,455
Payable to trustees	700
Other accrued expenses	16,792
Total Liabilities	259,482
Net Assets	$20,010,787
Net Assets consist of:
Paid-in capital	19,395,216
Accumulated earnings	615,571
Net Assets	$20,010,787
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	1,913,511
Net asset value, offering and redemption price per share	$10.46

8	See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund
Statement of Operations (Unaudited)

For the period ended July 31, 2019(a)

Investment Income:
Dividend income (net of foreign taxes withheld of $4,149)	$63,325
Total investment income	63,325
Expenses:
Investment Adviser	36,369
Organizational	25,742
Offering	14,178
Fund accounting	12,261
Audit and tax preparation	8,831
Custodian	8,374
Administration	7,555
Trustee	4,037
Legal	3,778
Transfer agent	3,778
Compliance services	3,778
Report printing	3,056
Registration	609
Pricing	506
Miscellaneous	7,984
Total expenses	140,836
Fees contractually waived and expenses reimbursed by Adviser	(92,321)
Net operating expenses	48,515
Net investment income	14,810
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on foreign currency translations	35
Net change in unrealized appreciation of investment securities and foreign currency translations	600,726
Net realized and change in unrealized gain on investments	600,761
Net increase in net assets resulting from operations	$615,571

(a)	For the period March 29, 2019 (commencement of operations) to July 31, 2019.

See accompanying notes which are an integral part of these financial statements.	9

Reynders, McVeigh Core Equity Fund
Statement of Changes in Net Assets

For the Period Ended July 31, 2019(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$14,810
Net realized gain on investment securities transactions and foreign currency translations	35
Net change in unrealized appreciation of investment securities and foreign currency translations	600,726
Net increase in net assets resulting from operations	615,571
Capital Transactions – Institutional Class:
Institutional Shares:
Proceeds from shares sold	19,476,084
Reinvestment of distributions	—
Amount paid for shares redeemed	(80,868)
Total Institutional Shares	19,395,216
Net increase in net assets resulting from capital transactions	19,395,216
Total Increase in Net Assets	20,010,787
Net Assets
Beginning of period	—
End of period	$20,010,787
Share Transactions:
Institutional Shares:
Shares sold	1,921,602
Shares issued in reinvestment of distributions	—
Shares redeemed	(8,091)
Total Institutional Shares	1,913,511

(a)	For the period March 29, 2019 (commencement of operations) to July 31, 2019.

10	See accompanying notes which are an integral part of these financial statements.

Reynders, McVeigh Core Equity Fund - Institutional Class
Financial Highlights

(For a share outstanding during the period)

	For the Period Ended July 31, 2019(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total Return(b)	4.60	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,011
Ratio of net expenses to average net assets	1.00	%(d)
Ratio of expenses to average net assets before waiver/reimbursement	2.90	%(d)
Ratio of net investment income to average net assets	0.31	%(d)
Portfolio turnover rate	—	%(c)

(a)	For the period March 29, 2019 (commencement of operations) to July 31, 2019.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	11

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited)

July 31, 2019

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,405,336	$348,542	$—	$19,753,878
Money Market Funds	463,631	—	—	463,631
Total	$20,217,509	$348,542	$—	$20,217,509

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended July 31, 2019, the Adviser earned fees of $36,369 from the Fund. At July 31, 2019, the Adviser owed the Fund $24,425, in accordance with the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.00% of the Fund’s Institutional Shares average daily net assets through January 31, 2020 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
July 31, 2022	$92,321

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the period ended July 31, 2019, the Administrator earned fees of $7,555 for administration services, $3,778 for compliance services, $12,261 for fund accounting services, and $3,778 for transfer agent services. At July 31, 2019, the Fund owed the Administrator $8,455 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2019, purchases and sales of investment securities, other than short-term investments, were $19,153,099 and $0, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended July 31, 2019.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,059,307
Gross unrealized depreciation	(458,528)
Net unrealized appreciation/(depreciation) on investments	$600,779
Tax cost of investments	$19,616,730

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The impact of the adoption was not material to the Fund’s financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Reynders, McVeigh Core Equity Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 19 and 20, 2018, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and Reynders, McVeigh Capital Management, LLC (“Reynders, McVeigh”) (the “Investment Advisory Agreement”) with respect to the Reynders, McVeigh Core Equity Fund (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Reynders, McVeigh and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Reynders, McVeigh, including, but not limited to, Reynders, McVeigh’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Reynders, McVeigh (the “Expense Limitation Agreement”), and certain Morningstar peer group expense data for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Reynders, McVeigh, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by Reynders, McVeigh, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Reynders, McVeigh met with the Trustees and provided further information, including but not limited to, the services it proposed to provide to the Fund and the proposed management fee for those services, the business strategy for the Fund, firm ownership, resources available to service the Fund, including compliance resources, other investment strategies managed by Reynders, McVeigh, and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

Reynders, McVeigh Core Equity Fund
Approval of Investment Advisory Agreement
(Unaudited) (continued)

After having received and reviewed the Support Materials, as well as Reynders, McVeigh’s presentation, and noting additional discussions with representatives of Reynders, McVeigh that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Reynders, McVeigh’s services to be provided to the Fund. Based upon discussions with Reynders, McVeigh and the Support Materials provided, the Board concluded that the overall arrangements between the Trust and Reynders, McVeigh as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services Reynders, McVeigh will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Reynders, McVeigh; (2) the cost of the services to be provided and the profits to be realized by Reynders, McVeigh from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Reynders, McVeigh resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Reynders, McVeigh will provide under the Investment Advisory Agreement with respect to the Reynders, McVeigh Fund, which include but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Reynders, McVeigh on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) conducting in-house proprietary equity research; (8) providing marketing

Reynders, McVeigh Core Equity Fund
Approval of Investment Advisory Agreement
(Unaudited) (continued)

support; and (9) responding to questions from investors. The Trustees considered Reynders, McVeigh’s own capitalization separately and its assets under management, as well as the commitment on the part of Reynders, McVeigh to be adequately capitalized. The Trustees considered the compliance resources of Reynders, McVeigh, including a dedicated Chief Compliance Officer. The Trustees also considered the investment philosophy of Reynders, McVeigh’s portfolio management team, their investment industry experience, and the Core Equity Strategy performance. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Reynders, McVeigh proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that the Fund will pay to Reynders, McVeigh under the Investment Advisory Agreement, as well as Reynders, McVeigh’s profitability analysis for services that it will render to the Fund. In this regard, the Trustees noted that Reynders, McVeigh has agreed to enter into an operating expense limitation agreement with the Fund, and that pursuant to such agreement, Reynders, McVeigh will contractually agree to reimburse the Fund for its operating expenses, and to reduce its management fees to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage fees and commissions, dividend expense on short sales, interest, taxes, and extraordinary expenses) do not exceed the amount specified in the agreement. The Trustees considered that although Reynders, McVeigh anticipates a small profit from the investment management fee during its first year of operations, this anticipated profitability does not reflect any allocation for salaries to the firm’s owners who service the Fund (because they are not salaried employees), and that if an allocation of the portfolio managers’ compensation is included in the projection, the Fund would likely be unprofitable to the Adviser during that time period. The Trustees further considered the strong cash flow and fiscal health of Reynders, McVeigh as it considered the firm’s financial wherewithal to support the Fund. The Trustees also noted that Reynders, McVeigh recently hired two new employees in order to grow and service the Fund. The Trustees concluded that Reynders, McVeigh’s projected profitability with respect to its advisory relationship with the Fund is reasonable.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Reynders, McVeigh the projected advisory fee and contractual expenses of the Fund as compared to those of other funds in the Large-Cap Growth Morningstar peer group category. The Trustees noted that the peer group category was filtered by total net assets so that the Fund was compared to other similarly sized funds, and the appropriateness of the Morningstar peer group category selected for the comparison was discussed. The Trustees noted that the Fund’s proposed management fee was only four basis points higher than the average and three basis points higher than the median but was below the maximum management fees reported for the Morningstar peer group. In addition, they considered

Reynders, McVeigh Core Equity Fund
Approval of Investment Advisory Agreement
(Unaudited) (continued)

that the total fund operating expenses of Fund were lower than the average and median total fund operating expenses reported for the Morningstar peer group. They noted that total fund operating expenses net of waivers and expense reimbursements of the Fund were slightly higher than the average and median of the Morningstar peer group. The Trustees also compared the proposed Reynders, McVeigh Fund’s management fee against management fees charged by 13 other funds with an economic, social and governance (“ESG”) investment philosophy, noting that the Fund’s management fee is lower than the average management fee charged by those ESG funds. While recognizing that it is difficult to compare management fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reynders, McVeigh’s proposed management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the management fee for advisory services rendered on behalf of the Fund does not contain breakpoints. The Trustees noted that the Fund is newly organized and that an increase in assets would most likely not decrease the amount of advisory services that Reynders, McVeigh would need to provide to the Fund at the present time. The Trustees also noted that Reynders, McVeigh indicated that it is willing to consider the use of breakpoints in the future. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels of the Fund increase.

Other Benefits. The Trustees noted that Reynders, McVeigh confirmed that the firm will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Reynders, McVeigh will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Reynders, McVeigh. Based on the assurances from representatives of Reynders, McVeigh, the Trustees concluded that no conflict of interest existed that could adversely impact the Fund.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 29, 2019 through July 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value July 31, 2019	Expenses Paid During Period	Annualized Expense Ratio
Reynders, McVeigh Core Equity Fund
Institutional Shares	Actual	$ 1,000.00	$ 1,046.00	$ 3.42(a)	1.00%
	Hypothetical(b)	$ 1,000.00	$ 1,019.84	$ 5.01(c)	1.00%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period since commencement of operations on March 29, 2019).

(b)	Hypothetical assumes 5% annual return before expenses.
(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ account transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 950-6868

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 950-6868 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Interim Chief Compliance Officer

INVESTMENT ADVISER

Reynders, McVeigh Capital Management, LLC

121 High Street, 4th Floor

Boston, MA 02110

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	9/25/2019

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	9/25/2019